Deferred and contingent consideration	9 Months Ended
Sep. 30, 2024
Deferred and contingent consideration
Deferred and contingent consideration
12.	Deferred and contingent consideration:

	September 30, 2024	December 31, 2023
Deferred and contingent consideration	$1,000,000	$1,000,000
The deferred and contingent consideration payable balance related to the acquisition of Achieve TMS East, LLC and Achieve TMS Central, LLC (the “Achieve TMS East/Central Acquisition”) as at December 31, 2021 was $1,250,000, made up of an estimated nil earn-out
payable and $1,250,000 in restricted cash that was held in an escrow account, subject to finalization of the escrow conditions. During the year ended December 31, 2022, $250,000 of the restricted cash held in escrow was released to the vendors in accordance with the terms of the agreement.
As at September 30, 2024, the deferred and contingent consideration in relation to the Achieve TMS East/Central Acquisition was $1,000,000 (December 31, 2023 – $1,000,000).